INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Borrowings	$ 107,639,659	$ 71,301,468	$ 76,785,857
Corporate bonds	35,547,510	12,845,934	24,742,752
Non-current
Borrowings	60,670,946	74,177,169	47,988,468
Corporate bonds	50,007,680	61,264,268	37,826,641
Amortized cost
Current liabilities
Corporate bonds	35,547,510	12,845,934	24,742,752
Non-current
Corporate bonds	50,007,680	61,264,268	37,826,641
Fair value
Current liabilities
Corporate bonds	34,725,828	12,467,941	24,085,087
Non-current
Corporate bonds	47,014,542	56,550,746	32,656,097
Bank borrowings
Current liabilities
Borrowings	61,303,952	48,305,535	33,684,287
Non-current
Borrowings	10,663,266	9,912,901	4,161,827
Bank borrowings | Amortized cost
Current liabilities
Borrowings	60,302,563	48,305,535	33,684,287
Non-current
Borrowings	10,663,266	9,912,901	4,161,827
Bank borrowings | Fair value
Current liabilities
Borrowings	57,209,155	46,589,131	32,770,615
Non-current
Borrowings	$ 10,374,646	$ 9,344,755	$ 3,864,666